GOODWILL - Goodwill by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill by segment
Goodwill	R$ 9,469,311	R$ 9,112,390	R$ 7,891,142	R$ 9,470,016
Brazil
Goodwill by segment
Goodwill	373,135	373,135	373,135
Special Steel
Goodwill by segment
Goodwill	2,969,752	2,854,888	2,487,364
North America
Goodwill by segment
Goodwill	R$ 6,126,424	R$ 5,884,367	R$ 5,030,643